1. NATURE OF BUSINESS AND OPERATIONS (Details Narrative)	Dec. 31, 2016 ha Leases
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of Leases | Leases	62
Land Area (in hectares) | ha	60,672